COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Leased Assets [Line Items]
Restructuring gain from sale of machinery and equipment	$ 20,243
Restructuring Charges [Member]
Operating Leased Assets [Line Items]
Restructuring expense	$ 10,684